Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI USA ESG Leaders Equity ETF (USSG)The following changes are effective on or about June 30, 2022:The following information replaces the existing similar disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS”sub-heading of the “PAST PERFORMANCE” section of the fund’s summary prospectus and under the “AVERAGE ANNUAL TOTAL RETURNS” sub-heading of the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus.Average Annual Total Returns (For periods ended 12/31/2020 expressed as a %)All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.Inception Date1YearSinceInceptionReturns before tax3/7/201918.7420.59After tax on distribu-tions17.9019.93After tax on distribu-tions and sale of fund shares11.0015.68MSCI USA ESG Leaders Index18.8420.68MSCI USA Index20.7321.28S&P 500 Index18.4020.38Effective June 30, 2022, the MSCI USA Index replaces the S&P 500 Index as the fund’s broad-based securities market benchmark index because the Advisor believes the MSCI USA Index more accurately reflects the fund’s current investment strategies.Please Retain This Supplement for Future Reference
Xtrackers MSCI USA ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers MSCI USA ESG Leaders Equity ETF (USSG)The following changes are effective on or about June 30, 2022:The following information replaces the existing similar disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS”sub-heading of the “PAST PERFORMANCE” section of the fund’s summary prospectus and under the “AVERAGE ANNUAL TOTAL RETURNS” sub-heading of the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus.Average Annual Total Returns (For periods ended 12/31/2020 expressed as a %)All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.Inception Date1YearSinceInceptionReturns before tax3/7/201918.7420.59After tax on distribu-tions17.9019.93After tax on distribu-tions and sale of fund shares11.0015.68MSCI USA ESG Leaders Index18.8420.68MSCI USA Index20.7321.28S&P 500 Index18.4020.38Effective June 30, 2022, the MSCI USA Index replaces the S&P 500 Index as the fund’s broad-based securities market benchmark index because the Advisor believes the MSCI USA Index more accurately reflects the fund’s current investment strategies.Please Retain This Supplement for Future Reference
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <span/>(For periods ended 12/31/2020 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2022, the MSCI USA Index replaces the S&P 500 Index as the fund’s broad-based securities market benchmark index because the Advisor believes the MSCI USA Index more accurately reflects the fund’s current investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Effective June 30, 2022, the MSCI USA Index replaces the S&P 500 Index as the fund’s broad-based securities market benchmark index because the Advisor believes the MSCI USA Index more accurately reflects the fund’s current investment strategies.
Xtrackers MSCI USA ESG Leaders Equity ETF | before tax | Xtrackers MSCI USA ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.74%
Since Inception	rr_AverageAnnualReturnSinceInception	20.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF | After tax on distributions | Xtrackers MSCI USA ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
Since Inception	rr_AverageAnnualReturnSinceInception	19.93%
Xtrackers MSCI USA ESG Leaders Equity ETF | After tax on distributions and sale of fund shares | Xtrackers MSCI USA ESG Leaders Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.68%
Xtrackers MSCI USA ESG Leaders Equity ETF | MSCI USA ESG Leaders Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.84%
Since Inception	rr_AverageAnnualReturnSinceInception	20.68%
Xtrackers MSCI USA ESG Leaders Equity ETF | MSCI USA Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.73%
Since Inception	rr_AverageAnnualReturnSinceInception	21.28%
Xtrackers MSCI USA ESG Leaders Equity ETF | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	20.38%